Pension and Postretirement Benefit Plans and Defined Contribution Plans - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Sep. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, cost recognized			$ 317	$ 287	$ 278
Hospira [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation		$ 115
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	[1],[2]		$ 15,547	$ 14,926	$ 16,575
U.S. Qualified Pension Plans [Member] | Hospira [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in benefit obligation from plan termination		$ 122

[1]	For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.4 billion in 2016 and $14.8 billion in 2015. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.4 billion in 2016 and $1.3 billion in 2015. The ABO for our international pension plans was $9.3 billion in 2016 and $8.8 billion in 2015.
[2]	The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2016.